Financial Assets at Amortized Cost	6 Months Ended
Jun. 30, 2024
Financial Assets at Amortized Cost [Abstract]
Financial assets at amortized cost

7. Financial assets at amortized cost

Items	June 30, 2024	December 31, 2023
Current items:
Time deposits	$20,893,821	$27,827,915

Non-current items:
Time deposits	$13,643,000	$13,643,000

a)	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest income	$392,456	$162,919

b)	As of June 30, 2024 and December 31, 2023, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $34,536,822 and $41,470,915, respectively.

c)	As of June 30, 2024 and December 31, 2023, the interest rate of time deposits was 1.25%~5.20% and 0.00%~5.20%, respectively.

d)	Information relating to financial assets at amortized cost that were pledged to others as collaterals is provided in Note 30.

e)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.